Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax
Note 10. Income Taxes
The Company had income tax benefit of $0.3 million, relative to pre-tax
loss of $5.6 million for the three months ended March 31, 2021 (effective tax rate of 4.7%), and income tax benefit of $1.8 million, relative to pre-tax
loss of $9.3 million for the three months ended March 31, 2020 (effective tax rate of 19.2%). Income tax benefit for the three months ended March 31, 2021 decreased primarily due to the increase in U.K. valuation allowance against the forecasted U.K. loss for the year ended December 31, 2021, as it is more likely than not that the Company will not be able to recognize the benefit from the the U.K. net operating losses generated in 2021.
As of March 31, 2021, the Company had no unrecognized tax benefits.

Note 16.	Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
U.K.	$(26,846)	$(43,199)	$(9,472)	$(18,613)
Foreign	(1,689)	(2,374)	(1,547)	3,190

Loss before income taxes	$(28,535)	$(45,573)	$(11,019)	$(15,423)

The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Current:
U.K.	$—	$—	$—	$—
Foreign	47	114	(126)	696

Current tax expense	47	114	(126)	696

Deferred:
U.K.	1,650	(5,374)	(1,171)	(649)
Foreign	116	(106)	39	57

Deferred tax expense (benefit)	1,766	(5,480)	(1,132)	(592)

Total	$1,813	$(5,366)	$(1,258)	$104

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
U.K. provision at statutory rate	19.0%	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	0.9	(3.6)	(2.2)	(1.4)
Goodwill writeback	—	—	(1.6)	1.4
Non-deductible interest expense	(3.6)	—	(3.4)	—
Income not taxable	—	0.8	1.3	4.3
Stock based compensation	2.6	1.5	—	47.4
Chargeable gains/(losses)	—	—	0.1	(2.0)
Remeasurement of warrant Liability	—	—	—	(8.9)
Transaction cost adjustment	(1.4)	—	—	(7.0)
Leasing	—	(0.4)	—	—
Foreign rate difference	—	(1.5)	0.3	(5.6)
Change in valuation allowance	(21.6)	(4.0)	(2.2)	(47.9)

Effective tax rate	(4.1)%	11.8%	11.3%	(0.7)%

The Company’s effective tax rates differ from the U.K. statutory rate primarily due to the change in valuation allowance, and expenses not deductible for tax purpose.
The Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	Year Ended December 31, 2020	Year Ended December 31, 2019
Deferred tax assets:
Net operating loss carry forward	$26,498	$20,474
Property and equipment	159	136
Other	187	156

Deferred tax assets before valuation allowance	26,844	20,766
Valuation allowance	(11,240)	(3,427)

Deferred tax assets, net of valuation allowance	15,604	17,339

Deferred tax liabilities:
Outside basis difference	1,913	1,855
Intangible assets	21,783	21,534

Deferred tax liabilities	23,696	23,389

Net deferred tax assets (liabilities)	$(8,092)	$(6,050)

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized in certain jurisdictions. Accordingly, the Company established and recorded a valuation allowance on its net deferred tax assets of $11.2 million as of December 31, 2020 and a valuation allowance on its net deferred tax assets of $3.4 million as of December 31, 2019 (Successor).
As of December 31, 2020 (Successor), the Company had $113.3 million of U.K. net operating loss carryforwards available to reduce future taxable income. All of the U.K. net operating losses will be carried forward indefinitely for U.K. tax purposes.
The Company had no uncertain tax positions for the years ended December 31, 2020 and 2019 (Successor).